Amount Due from Director (Tables)	6 Months Ended
Jun. 30, 2026
Amount Due from Director [Abstract]
Schedule of Amount Due from Director
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Amount due from director
As at beginning of the year/period	-	-	-
Advances	-	(207,368)	(50,777)
Share subscription receivable	-	6,342,024	1,552,970
As at end of the year/period	-	6,134,656	1,502,193